INVENTORY - (Disclosure of inventory) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventory [Abstract]
Dried cannabis, hemp biomass and terpenes	$ 262,517	$ 545,765
Packaging	446,994	0
Production work in process	1,616,623	462,737
Finished goods	1,679,148	819,671
Inventory, total	$ 4,005,282	$ 1,828,173